SCHEDULE OF NUMBER AND WEIGHTED AVERAGE EXERCISE PRICES OF WARRANTS (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Reserve Quantities [Line Items]
Outstanding at beginning of year	16,082,825
Post-consolidation Basis [Member]
Reserve Quantities [Line Items]
Outstanding at beginning of year	25,715,742	15,651,397	25,797,283
Weighted Average Exercise Price, Outstanding at beginning of year | $ / shares	$ 0.11	$ 0.96	$ 1.20
Outstanding at beginning of year	4,419,620	21,731,011	3,984,731
Weighted Average Exercise Price, Outstanding at beginning of year | $ / shares	$ 0.35	$ 0.09	$ 0.25
Outstanding at beginning of year	(12,580,314)
Weighted Average Exercise Price, Outstanding at beginning of year | $ / shares	$ 0.13
Outstanding at beginning of year	(1,472,223)	(11,666,666)	(14,130,617)
Weighted Average Exercise Price, Outstanding at beginning of year | $ / shares	$ 0.25	$ 1.20	$ 1.20
Outstanding at beginning of year	16,082,825	25,715,742	15,651,397
Weighted Average Exercise Price, Outstanding at beginning of year | $ / shares	$ 0.15	$ 0.11	$ 0.96